JOINT VENTURE CORPORATION - AURORA MINERALS LTD.	3 Months Ended
Jun. 30, 2026
JOINT VENTURE CORPORATION - AURORA MINERALS LTD.
JOINT VENTURE CORPORATION - AURORA MINERALS LTD.

7. JOINT VENTURE CORPORATION – AURORA MINERALS LTD.

On August 20, 2025, the Company and Freeport formed a private joint venture corporation, AuRORA Minerals to operate the JOY District (note 6(b)). AuRORA Minerals holds the JOY District mineral rights and titles with Freeport owning 60% and Amarc owning 40% of the common shares of AuRORA Minerals. Freeport is the operator of AuRORA Minerals and has appointed Amarc as its primary contractor to manage JOY District exploration programs under a separate services agreement. AuRORA Minerals is governed by a shareholders agreement between Amarc and Freeport.

AuRORA Minerals was formed by the initial contribution of each of Amarc and Freeport of their respective 40% and 60% interests in the JOY District in consideration for the same percentage of common shares in the equity of AuRORA Minerals.

The transfer of such non-monetary consideration in exchange for the joint venture equity interest was considered to lack commercial substance and accordingly no gain or loss was recorded by the Company.

After the establishment of AuRORA Minerals, Freeport has elected to solely fund stage 2 expenditures in the aggregate of $75 million within the next five years from the establishment of AuRORA Minerals with a minimum required spend of $10 million per year. When stage 2 is completed, Freeport’s ownership of AuRORA Minerals will increase to 70% and Amarc will be diluted to 30%. Freeport is not obliged to continue funding stage 2 and may abandon it at any time and remain at 60% ownership (note 7).

During the three months ended June 30, 2026, Amarc provided, as a contractor, $1,699,516 in services in relation to exploration and evaluation expenditures to AuRORA Minerals. As a result, Amarc earned a contractor fee of $72,308 as manager and primary contractor of the JOY District which has been recorded as other fee income.

The Company’s interest in AuRORA Minerals is accounted for by using the equity accounting method on the basis that it retains significant influence over its operations. Amarc reports the carrying value of its investment in AuRORA Minerals at a nominal value of $1. Summarized financial information of AuRORA Minerals are set out below:

	June 30, 2026	March 31, 2026
Description	($)	($)
Current assets	782,530	3,863,303
Non-current assets	4,393,431	-
Current liabilities	25,000	142,304
Expenses	1,833,950	7,526,241
Net loss	1,833,950	7,526,241

As at June 30, 2026, the Company has a liability for advanced contributions received of $1,333,573 which represents unspent JOY District exploration and evaluation expenditures advanced by AuRORA Minerals.